Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST I
Entity Central Index Key	dei_EntityCentralIndexKey	0001018972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 06, 2024
Prospectus Date	rr_ProspectusDate	Sep. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A